INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

4. INTANGIBLE ASSETS

Intangible assets, net consisted of the following (in thousands):

	April 30, 2022	October 31, 2021

Patents	$4,812	$4,836
Licenses	777	777
Software	98	98
Total intangibles	5,687	5,711
Accumulated amortization	(2,467)	(2,357)
Intangible assets	$3,220	$3,354

The expiration dates of the existing patents range from 2021 to 2039 but the expiration dates can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to further pursue the application. Patent applications having a net book value of approximately $26,000 and $69,000 were abandoned and were charged to general and administrative expenses in the condensed consolidated statement of operations for the three months ended April 30, 2022 and 2021, respectively. Patent applications having a net book value of approximately $129,000 and $69,000 were abandoned and were charged to general and administrative expenses in the condensed consolidated statement of operations for the six months ended April 30, 2022 and 2021, respectively. Amortization expense for intangible assets that was charged to general and administrative expense in the condensed consolidated statement of operations aggregated approximately $70,000 and $68,000 for the three months ended April 30, 2022 and 2021, respectively. Amortization expense for intangible assets that was charged to general and administrative expense in the condensed consolidated statement of operations aggregated approximately $140,000 and $135,000 for the six months ended April 30, 2022 and 2021, respectively.

Management has reviewed its long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable. Net assets are recorded on the balance sheet for patents and licenses related to axalimogene filolisbac (AXAL), ADXS-HOT, ADXS-PSA and other products that are in development. However, if a competitor were to gain FDA approval for a similar treatment before the Company or if future clinical trials fail to meet the targeted endpoints, the Company will likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued, the Company would record an impairment of its estimated book value. Lastly, if the Company is unable to raise enough capital to continue funding its studies and developing its intellectual property, the Company would likely record an impairment to these assets.

As of April 30, 2022, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

Fiscal year ending October 31,

2022 (Remaining)	$139
2023	278
2024	278
2025	278
2026	278
Thereafter	1,969
Total	$3,220

5. INTANGIBLE ASSETS

Intangible assets consist of the following (in thousands):

	October 31,
	2021	2020
Patents	$4,836	$4,479
License	777	777
Software	98	117
Total intangibles	5,711	5,373
Accumulated amortization	(2,357)	(2,112)
Net intangible assets	$3,354	$3,261

The expirations of the existing patents range from 2021 to 2039 but the expirations can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to pursue the application. Patent applications having a net book value of approximately $0.1 million and $1.7 million were abandoned and were charged to general and administrative expenses in the consolidated statement of operations for the years ended October 31, 2021 and 2020, respectively. Intangible asset amortization expense that was charged to general and administrative expense in the consolidated statement of operations was approximately $0.3 million for each of the years ended October 31, 2021 and 2020, respectively.

Management has reviewed its intangible assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable. Net assets are recorded on the consolidated balance sheet for patents and licenses related to axalimogene filolisbac (AXAL), ADXS-HOT, ADXS-PSA and other products that are in development or out-licensed. However, if a competitor were to gain FDA approval for a treatment before the Company or if future clinical trials fail to meet the targeted endpoints, the Company would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued, the Company would record an impairment of its estimated book value. Lastly, if the Company is unable to raise enough capital to continue funding our studies and developing its intellectual property, the Company would likely record an impairment to certain of these assets.

At October 31, 2021, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

2022	$277
2023	277
2024	277
2025	277
2026	277
Thereafter	1,969
Total	$3,354